SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

June 30, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 67.57%
Australia — 0.75%
$249,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$252,748
160,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	139,581
		392,329
Brazil — 2.36%
171,358	Guara Norte Sarl, 5.20%, 6/15/34(b)	157,692
200,000	Nexa Resources SA, 6.75%, 4/9/34(a)	201,670
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	203,171
660,000	Yinson Boronia Production BV, 8.95%, 7/31/42(a)	667,702
		1,230,235
Canada — 5.63%
100,000(c)	Alimentation Couche-Tard, Inc., 4.01%, 2/12/36(a)	105,444
190,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(d)	171,000
290,000	Bank of Nova Scotia (The), 8.00%, 1/27/84(d)	299,709
430,000	CI Financial Corp., 7.50%, 5/30/29(a)	426,189
244,000	Enbridge, Inc., 7.20%, 6/27/54(d)	245,488
200,000	Enbridge, Inc., 8.50%, 1/15/84(d)	214,960
233,000	Fairfax Financial Holdings Ltd., 6.10%, 3/15/55(a)	224,956
1,249,000	Toronto-Dominion Bank (The), 7.25%, 7/31/84(d)	1,245,877
		2,933,623
Chile — 1.98%
200,000	Antofagasta Plc, 6.25%, 5/2/34(a)	208,101
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	197,900
410,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	421,464
200,000	Inversiones CMPC SA, 6.13%, 2/26/34(a)	203,435
		1,030,900
France — 2.85%
200,000(c)	Electricite de France SA, 3.00%, (b),(d),(e)	196,217
200,000(c)	Electricite de France SA, 3.38%, (b),(d),(e)	186,486
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(d),(e)	119,359
100,000(f)	Electricite de France SA, EMTN, 6.00%, (b),(d),(e)	122,959
319,000	Societe Generale SA, 1.49%, 12/14/26(a),(d)	298,302
380,000	Societe Generale SA, 8.50%, (a),(d),(e)	360,540
200,000	Societe Generale SA, 9.38%, (a),(d),(e)	202,498
		1,486,361
Germany — 2.33%
200,000	Bayer US Finance LLC, 6.13%, 11/21/26(a)	202,086
210,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	215,184
200,000(c)	Commerzbank AG, 6.13%, (b),(d),(e)	211,914
200,000(c)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(d)	188,148

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$200,000	Deutsche Bank AG, 4.88%, 12/1/32(d)	$187,981
200,000(c)	Deutsche Bank AG, 6.75%, (b),(d),(e)	205,583
		1,210,896
Ireland — 2.96%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	214,534
200,000	AIB Group Plc, 5.87%, 3/28/35(a),(d)	198,722
200,000	AIB Group Plc, 6.61%, 9/13/29(a),(d)	206,327
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	149,769
380,000	Avolon Holdings Funding Ltd., 5.75%, 3/1/29(a)	377,698
200,000	Smurfit Kappa Treasury ULC, 5.44%, 4/3/34(a)	197,501
200,000	Smurfit Kappa Treasury ULC, 5.78%, 4/3/54(a)	197,100
		1,541,651
Italy — 1.75%
250,000(c)	Intesa Sanpaolo SpA, EMTN, 5.50%, (b),(d),(e)	255,323
230,000	Intesa Sanpaolo SpA, 6.63%, 6/20/33(a)	236,908
204,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(d)	225,178
200,000(c)	UniCredit SpA, EMTN, 4.45%, (b),(d),(e)	195,485
		912,894
Japan — 0.93%
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	200,802
200,000	Nomura Holdings, Inc., 5.78%, 7/3/34	199,252
80,000	Nomura Holdings, Inc., 6.18%, 1/18/33	83,180
		483,234
Mexico — 0.40%
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	208,234

Nigeria — 0.81%
440,000	African Development Bank, 5.75%, (d),(e)	423,660

Norway — 0.64%
300,000	Var Energi ASA, 8.00%, 11/15/32(a)	335,136

Peru — 0.29%
150,000	Pluspetrol Camisea SA / Pluspetrol Lote 56 SA, 6.24%, 7/3/36(a)	149,598

Spain — 1.98%
200,000(c)	Abertis Infraestructuras Finance BV, 3.25%, (b),(d),(e)	208,203
200,000	Banco Bilbao Vizcaya Argentaria SA, 6.03%, 3/13/35(d)	199,330
200,000(c)	Banco de Sabadell SA, 5.75%, (b),(d),(e)	208,820

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$200,000	Banco Santander SA, (SOFR RATE + 1.380%), 6.75%, 3/14/28(g)	$201,711
200,000	CaixaBank SA, 6.84%, 9/13/34(a),(d)	210,872
		1,028,936
United Kingdom — 1.70%
200,000	Ashtead Capital, Inc., 5.80%, 4/15/34(a)	198,575
200,000(f)	Barclays Plc, 7.13%, (d),(e)	250,081
180,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	183,158
250,000	Standard Chartered Plc, 6.10%, 1/11/35(a),(d)	253,440
		885,254
United States — 40.21%
160,000	AGCO Corp., 5.80%, 3/21/34	159,303
153,000	Aircastle Ltd., 2.85%, 1/26/28(a)	138,501
270,000	Ally Financial, Inc., Series B, 4.70%, (d),(e)	238,560
190,000	Ally Financial, Inc., 6.99%, 6/13/29(d)	197,311
242,000(c)	Aptiv Plc / Aptiv Global Financing Ltd., 4.25%, 6/11/36	255,824
260,000	Bank of America Corp., 2.48%, 9/21/36(d)	207,606
230,000	Bank of America Corp., 4.57%, 4/27/33(d)	216,932
220,000	Bank of America Corp., 5.47%, 1/23/35(d)	219,720
140,000	Berry Global, Inc., 5.65%, 1/15/34(a)	137,265
340,000	BGC Group, Inc., 6.60%, 6/10/29(a)	338,264
239,000	Boardwalk Pipelines LP, 5.63%, 8/1/34	234,983
321,000	Broadcom, Inc., 4.93%, 5/15/37(a)	301,813
170,000	Capital One Financial Corp., 7.62%, 10/30/31(d)	186,988
223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	130,732
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.55%, 6/1/34	180,321
268,000	Choice Hotels International, Inc., 5.85%, 8/1/34	263,954
220,000	Citigroup, Inc., 3.06%, 1/25/33(d)	186,562
245,000	Citigroup, Inc., Series V, 4.70%, (d),(e)	239,578
250,000	Citizens Bank NA, 4.58%, 8/9/28(d)	241,344
180,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	152,515
209,000	Citizens Financial Group, Inc., 6.65%, 4/25/35(d)	216,199
160,000	CNO Financial Group, Inc., 6.45%, 6/15/34	159,908
203,000	Comerica, Inc., 4.00%, 2/1/29	186,173
150,000	Comerica, Inc., 5.98%, 1/30/30(d)	147,827
140,000	Constellation Energy Generation LLC, 6.50%, 10/1/53	148,792
185,000	Continental Resources, Inc., 4.90%, 6/1/44	151,255
430,000	Discover Financial Services, Series C, 5.50%, (d),(e)	370,795
142,000	Discover Financial Services, 7.96%, 11/2/34(d)	159,687
69,000	Energy Transfer LP, 6.25%, 4/15/49	68,739
220,000	Energy Transfer LP, 6.55%, 12/1/33	232,781
188,000	Energy Transfer LP, 8.00%, 5/15/54(d)	196,728
302,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 8.61%, 11/1/66(g)	296,064

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$200,000	Entergy Corp., 7.13%, 12/1/54(d)	$198,481
228,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 8.57%, 8/16/77(h)	227,041
520,000	EQM Midstream Partners LP, 4.75%, 1/15/31(a)	486,785
215,000	Essent Group Ltd., 6.25%, 7/1/29	215,120
150,000	Essential Utilities, Inc., 5.30%, 5/1/52	136,901
207,000	F&G Global Funding, 5.88%, 6/10/27(a)	206,053
139,000	Fifth Third Bancorp, 5.63%, 1/29/32(d)	137,733
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	123,297
201,000	Ford Motor Credit Co. LLC, 6.13%, 3/8/34	199,133
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	211,257
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	396,757
200,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	204,031
200,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	206,140
170,000	Fox Corp., 6.50%, 10/13/33	178,149
170,000	GATX Corp., 6.05%, 6/5/54	170,369
133,000	General Motors Co., 5.40%, 4/1/48	119,123
150,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	151,647
120,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	118,621
568,000	Global Atlantic Fin Co., 7.95%, 10/15/54(a),(d)	571,508
140,000	Global Payments, Inc., 5.95%, 8/15/52	134,919
276,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(d)	226,818
167,000	GXO Logistics, Inc., 6.25%, 5/6/29	170,031
167,000	GXO Logistics, Inc., 6.50%, 5/6/34	169,610
200,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54(a)	196,465
140,000	Humana, Inc., 5.75%, 4/15/54	134,903
200,000	Icon Investments Six DAC, 6.00%, 5/8/34	204,925
139,000	Intel Corp., 5.70%, 2/10/53	136,742
390,000	Jackson National Life Global Funding, 5.55%, 7/2/27(a)	388,872
150,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	152,013
250,000	KeyBank NA, 4.39%, 12/14/27	237,531
250,000	KeyBank NA, 5.85%, 11/15/27	249,133
240,000	KeyCorp, 6.40%, 3/6/35(d)	243,414
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	151,547
410,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	410,319
131,000	LKQ Corp., 6.25%, 6/15/33	134,642
138,000(c)	LKQ Dutch Bond BV, 4.13%, 3/13/31	147,505
164,000	M&T Bank Corp., 5.05%, 1/27/34(d)	151,735
160,000	M&T Bank Corp., 6.08%, 3/13/32(d)	159,472
130,000	M&T Bank Corp., 7.41%, 10/30/29(d)	136,766
275,000	MasTec, Inc., 5.90%, 6/15/29	276,306
396,000	Morgan Stanley, 2.48%, 9/16/36(d)	313,400
210,000	Morgan Stanley, GMTN, 5.25%, 4/21/34(d)	206,804
200,000	Newmark Group, Inc., 7.50%, 1/12/29(a)	205,607
180,000	Oracle Corp., 4.10%, 3/25/61	129,240
155,000	Paramount Global, 5.85%, 9/1/43	121,750
289,000	Paramount Global, 6.38%, 3/30/62(d)	254,869

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
$300,000	Piedmont Operating Partnership LP, REIT, 6.88%, 7/15/29	$296,354
150,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	152,335
610,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 9.69%, (e),(h)	610,001
150,000	Radian Group, Inc., 6.20%, 5/15/29	151,505
250,000	Royalty Pharma Plc, 5.90%, 9/2/54	240,249
164,000	Solventum Corp., 5.45%, 2/25/27(a)	163,878
313,000	Solventum Corp., 5.60%, 3/23/34(a)	307,202
253,000	Solventum Corp., 5.90%, 4/30/54(a)	241,834
147,000	Tapestry, Inc., 7.70%, 11/27/30	153,456
140,000	Tapestry, Inc., 7.85%, 11/27/33	147,290
174,000(c)	Timken Co. (The), 4.13%, 5/23/34	181,313
260,000	U.S. Cellular Corp., 6.70%, 12/15/33	276,869
140,000(c)	Upjohn Finance BV, 1.91%, 6/23/32(b)	125,237
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	164,660
196,000	Viatris, Inc., 4.00%, 6/22/50	132,081
170,000	VICI Properties LP, REIT, 4.95%, 2/15/30	164,019
150,000	VICI Properties LP, REIT, 5.75%, 4/1/34	148,416
100,000	VICI Properties LP, REIT, 6.13%, 4/1/54	95,714
166,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.88%, 2/15/29(a)	153,269
188,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	152,782
410,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	319,055
300,000	Wells Fargo & Co., 5.39%, 4/24/34(d)	296,729
		20,940,756
Total Corporate Bonds		35,193,697
(Cost $35,529,313)
U.S. Government Agency Backed Mortgages — 21.69%
United States — 21.69%
1,175,000	Fannie Mae, (TBA), 3.50%, 7/1/54	1,039,587
675,000	Fannie Mae, (TBA), 4.00%, 7/1/54	617,567
1,625,000	Fannie Mae, (TBA), 3.00%, 7/1/54	1,382,028
2,650,000	Fannie Mae, (TBA), 2.50%, 7/15/54	2,163,897
3,425,000	Fannie Mae, (TBA), 2.00%, 7/15/54	2,678,525
866,639	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	792,847
189,859	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	184,590
557,586	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	545,864
220,459	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	219,842
430,443	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	442,677
97,754	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	97,463
561,359	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	571,088
408,929	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	386,262
171,413	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	174,110
		11,296,347
Total U.S. Government Agency Backed Mortgages		11,296,347
(Cost $11,481,757)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Principal Amount		Value
Bank Loans — 6.79%
Ireland — 0.48%
$250,000	Setanta Aircraft Leasing DAC, (Term SOFR 1M + 1.75%), 7.07%, 11/6/28(g)	$251,250

United States — 6.31%
389,980	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 7.34%, 6/22/28(g)	390,346
438,869	Belron Finance US LLC, (Term SOFR 1M + 2.11%), 7.51%, 4/28/28(g)	438,869
437,800	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 7.30%, 12/9/30(g)	432,437
438,237	Citadel Securities LP, (Term SOFR 1M + 2.36%), 7.58%, 7/29/30(g)	439,332
279,518	Entegris, Inc., (Term SOFR 3M + 2.50%), 7.06%, 7/6/29(g)	279,448
400,000	Hilton Domestic Operating Co, Inc., (Term SOFR 1M + 1.75%), 7.43%, 11/8/30(g)	400,276
438,900	Summit Materials LLC, (Term SOFR 1M + 2.50%), 7.80%, 1/12/29(g)	441,643
458,850	United Rentals North America, Inc., (Term SOFR 1M + 1.75%), 7.08%, 2/14/31(g)	462,434
		3,284,785
Total Bank Loans		3,536,035
(Cost $3,529,098)

Shares
Collateralized Mortgage Obligations — 5.54%
United States — 5.54%
100,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 7.14%, 1/25/44(a),(g)	100,834
225,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 7.14%, 2/25/44(a),(g)	226,247
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.24%, 12/25/41(a),(g)	208,798
165,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.84%, 10/25/43(a),(g)	170,207
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.44%, 3/25/42(a),(g)	91,441
417,002	CSMC Trust, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	407,454
80,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 7.04%, 5/25/44(a),(g)	80,153
306,103	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.34%, 5/25/43(a),(g)	309,588
98,962	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 7.44%, 3/25/43(a),(g)	100,713
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 6.59%, 10/15/36(a),(g)	244,126
231,458	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(i)	213,133

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
$400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(i)	$367,358
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(i)	365,814
		2,885,866
Total Collateralized Mortgage Obligations		2,885,866
(Cost $2,975,905)
Asset Backed Securities — 3.78%
United States — 3.78%
950,000	Carmax Select Receivables Trust, Series 2024-A, Class D, 6.27%, 12/16/30	947,037
175,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	175,439
215,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	215,684
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	298,505
155,838	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	143,892
191,743	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	191,828
		1,972,385
Total Asset Backed Securities		1,972,385
(Cost $1,987,250)

Principal Amount
U.S. Treasury Obligations — 2.08%
United States — 2.08%
1,100,000	U.S. Treasury Bill, 5.32%, 10/15/24(j)	1,083,131

Total U.S. Treasury Obligations		1,083,131
(Cost $1,083,069)
Foreign Government Bonds — 1.37%
Mexico — 0.98%
9,930,000(k)	Mexican Bonos, Series M, 8.50%, 3/1/29	509,283

Romania — 0.39%
190,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	204,927

Total Foreign Government Bonds		714,210
(Cost $711,119)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Investment Company — 7.89%
4,110,390	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (l)	$4,110,390
Total Investment Company		4,110,390
(Cost $4,110,390)
Total Investments		$60,792,061
(Cost $61,407,901) — 116.71%
Liabilities in excess of other assets — (16.71)%		(8,705,484)
NET ASSETS — 100.00%		$52,086,577

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Principal amount denoted in Euros.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2024.
(i)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(j)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(k)	Principal amount denoted in Mexican peso.
(l)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Foreign currency exchange contracts as of June 30, 2024:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CHF	221,378	EUR	230,000	Citibank N.A.	7/17/24	$435
EUR	26,617	GBP	22,484	Citibank N.A.	7/17/24	107
EUR	1,020,000	JPY	170,972,700	Citibank N.A.	7/17/24	27,537
USD	470,475	EUR	431,754	Citibank N.A.	7/17/24	7,661
USD	240,000	EUR	221,888	Citibank N.A.	7/17/24	2,150
USD	3,395,705	EUR	3,116,183	Citibank N.A.	7/17/24	55,347
USD	899,807	GBP	709,642	Citibank N.A.	7/17/24	2,645
USD	258,742	GBP	204,046	Citibank N.A.	7/17/24	778
USD	858,201	MXN	14,298,880	Citibank N.A.	7/17/24	78,972
						$175,632

EUR	200,000	CHF	193,631	Citibank N.A.	7/17/24	$(1,638)
EUR	28,866	CHF	27,747	Citibank N.A.	7/17/24	(13)
EUR	326,880	GBP	280,976	Citibank N.A.	7/17/24	(4,827)
EUR	411,235	USD	441,370	Citibank N.A.	7/17/24	(551)
EUR	867,407	USD	935,848	Citibank N.A.	7/17/24	(6,041)
GBP	303,459	EUR	358,555	Citibank N.A.	7/17/24	(702)
GBP	204,046	USD	260,000	Citibank N.A.	7/17/24	(2,036)
JPY	6,069,245	EUR	35,985	Citibank N.A.	7/17/24	(738)
JPY	107,368,995	EUR	658,837	Citibank N.A.	7/17/24	(36,897)
JPY	57,534,460	EUR	340,000	Citibank N.A.	7/17/24	(5,790)
MXN	2,062,907	USD	120,000	Citibank N.A.	7/17/24	(7,580)
MXN	2,525,539	USD	149,254	Citibank N.A.	7/17/24	(11,623)
						$(78,436)

Total						$97,196

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Financial futures contracts as of June 30, 2024:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	19	September 2024	$2,431	USD	$2,089,703	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	98	September 2024	47,174	USD	20,013,438	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	10	September 2024	13,114	USD	1,183,125	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	5	September 2024	(10,634)	USD	626,719	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	35	September 2024	(8,629)	USD	3,730,235	Morgan Stanley & Co. LLC
Total			$43,456

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	5	September 2024	$5,262	EUR	$704,792	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	53	September 2024	(33,003)	USD	6,017,156	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	9	September 2024	(9,793)	EUR	1,122,313	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	September 2024	1,220	EUR	123,470	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	6	September 2024	(2,994)	EUR	679,196	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	2	September 2024	3,320	JPY	1,775,872	Morgan Stanley & Co. LLC
Long Gilt Future	11	September 2024	(4,533)	GBP	1,356,721	Morgan Stanley & Co. LLC
Total			$(40,521)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Interest rate swaps as of June 30, 2024:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.01%	JPY-CBNALDN	Yearly	Morgan Stanley & Co. LLC	5/1/34	JPY	79,800	$0	$779	$779
1.12%	JPY-BNPLDN	Yearly	Morgan Stanley & Co. LLC	10/30/33	JPY	260,000	(58)	$(27,919)	$(27,977)
Total							$(58)	$(27,140)	$(27,198)
Credit default swaps buy protection as of June 30, 2024:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation	Value
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	8,540	$(185,074)	$7,689	$(177,385)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	7,726	(167,608)	7,131	(160,477)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	2,439	(52,857)	2,196	(50,661)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	6,788	(145,884)	4,890	(140,994)
Total							$(551,423)	$21,906	$(529,517)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2024 (Unaudited)
Abbreviations used are defined below:
Bobl - German Bundesobligationen
BTP - Italian Buoni del Tesoro Poliannuali
CHF - Swiss Franc
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
GMTN - Global Medium Term Note
JPY - Japanese Yen
MXN - Mexican Peso
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financial	34.93%
U.S. Government Agency Backed Mortgages	21.69%
Energy	9.10%
Consumer, Non-cyclical	7.78%
Collateralized Mortgage Obligations	5.54%
Consumer, Cyclical	5.29%
Industrial	4.27%
Asset Backed Securities	3.78%
Technology	3.47%
Utilities	3.32%
Communications	3.02%
Basic Materials	2.37%
U.S. Treasury Obligations	2.08%
Foreign Government Bonds	1.37%
Government	0.81%
Other*	(8.82)%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.